(Oppenheimer Capital Appreciation Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Capital Appreciation Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Capital Appreciation Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	[1]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.49%	none	none	[1]
Other Expenses		0.32%	0.60%	0.34%	0.33%	0.13%	0.05%	[1]
Total Annual Fund Operating Expenses		1.15%	2.19%	1.93%	1.41%	0.72%	0.64%	[1]
Fee Waiver and Expense Reimbursement	[2]	none	(0.17%)	none	none	none	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%	2.02%	1.93%	1.41%	0.72%	0.64%	[1]
[1]	Estimated expenses for the first fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Capital Appreciation Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		686	921	1,175	1,900
Class B		707	976	1,371	2,020
Class C		298	612	1,052	2,275
Class N		245	449	776	1,703
Class Y		74	231	402	898
Class I	[1]	66	206	358	801
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Capital Appreciation Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		686	921	1,175	1,900
Class B		207	676	1,171	2,020
Class C		198	612	1,052	2,275
Class N		145	449	776	1,703
Class Y		74	231	402	898
Class I	[1]	66	206	358	801
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of "growth companies." Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000 Growth Index. The Fund primarily invests in securities of U.S. issuers but may also invest in foreign securities. The portfolio manager looks for growth companies with stock prices that she believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund's portfolio among industries and market sectors, the portfolio manager focuses on a number of factors that may vary in particular cases and over time. Currently, the portfolio manager looks for:

  companies in business areas that have above-average growth potential companies with growth rates that the portfolio manager believes are sustainable over time stocks with reasonable valuations relative to their growth potential.

The Fund may sell the stocks of companies that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stocks. Because of its focus on long-term growth, the Fund may be more appropriate for investors with longer term investment goals. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/CapitalAppreciationFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 18.94% (2nd Qtr 09) and the lowest was -28.10% (4th Qtr 08). For the period January 1, 2011 through September 30, 2011 the cumulative return before taxes was -10.17%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer Capital Appreciation Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Jan. 22, 1981	2.87%	(0.46%)	(0.96%)
Class A Return After Taxes on Distributions			2.87%	(0.52%)	(1.06%)
Class A Return After Taxes on Distributions and Sale of Fund Shares			1.86%	(0.38%)	(0.83%)
Class B		Nov. 01, 1995	3.27%	(0.46%)	(0.86%)
Class C		Dec. 01, 1993	7.34%	(0.03%)	(1.13%)
Class N		Mar. 01, 2001	7.82%	0.45%	(0.24%)
Class Y		Nov. 03, 1997	9.63%	1.13%	0.01%
S&P 500 Index			15.06%	2.29%	1.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]				2.07%
Russell 1000 Growth Index			16.71%	3.75%	0.02%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				1.24%
[1]	From 2-28-01